Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Taxes
The components of the provision for federal, state and local income taxes were as follows (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Current tax expense (benefit)
Federal	$(43)	$(71)	$(80)
State and local	1	(2)	2
Total current tax expense (benefit)	(42)	(73)	(78)
Deferred tax expense (benefit)
Federal	1,489	715	(703)
State and local	58	24	(73)
Total deferred tax expense (benefit)	1,547	739	(776)
Total income taxes	$1,505	$666	$(854)

Schedule of Effective Income Tax Rate Reconciliation
The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% were as follows (in millions, recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
Income taxes at statutory rate	$1,615	$857	$(522)
State income taxes (1)	47	17	(56)
Dividends received deduction	(142)	(146)	(158)
Valuation allowance	2	—	1
U.S. federal tax reform impact (2)	—	—	(16)
Foreign and other tax credits (3)	(24)	(46)	(61)
Prior year deferred tax benefit	—	—	(53)
Other (4)	7	(16)	11
Income tax (benefit) expense	$1,505	$666	$(854)
Effective tax rate	19.6%	16.3%	34.3%

(1) For the year ended December 31, 2020, includes a benefit of $33 million relating to prior periods.
(2) For the year ended December 31, 2020, the benefit is the result of the CARES Act.
(3) For the years ended December 31, 2022, 2021 and 2020, this primarily represents the benefit from foreign tax credits generated by the fund investments of the variable life and annuity contracts.
(4) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit).
Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,645	$3,306
Employee benefits	165	181
Derivative investments	789	1,128
Net unrealized losses	1,364	—
Net operating loss carryforward	587	306
Other	75	15
Total gross deferred tax asset	4,625	4,936
Valuation allowance	(910)	(2)
Gross deferred tax asset, net of valuation allowance	$3,715	$4,934
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	$(2,586)	$(2,702)
Other investment items	(781)	(23)
Net unrealized gains	—	(471)
Other	(28)	(22)
Total gross deferred tax liability	(3,395)	(3,218)
Net deferred tax asset	$320	$1,716

Schedule of Operating Loss Carryforwards
The following table sets forth the amount and expiration dates of federal and state operating, capital loss and tax credit carryforwards for tax periods indicated. Included in the table is a Section 382 loss carryforward attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition.

	December 31,
	2022	2021
Federal net operating and capital loss carryforwards (1)	$2,568	$1,280
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	350	161
Foreign Tax Credit (4)	44	—
Alternative Minimum Credit (5)	6	6
Total	$3,105	$1,584

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2022, includes $127 million with expiration of 0-20 years, and with $223 million unlimited carryforward.
(4) 10 year carryforward
(5) Subject to Section 383 limitations.

Schedule of Tax Credit Carryforwards
The following table sets forth the amount and expiration dates of federal and state operating, capital loss and tax credit carryforwards for tax periods indicated. Included in the table is a Section 382 loss carryforward attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition.

	December 31,
	2022	2021
Federal net operating and capital loss carryforwards (1)	$2,568	$1,280
Section 382 net operating loss from previous acquisition (2)	137	137
State net operating and capital loss carryforwards (3)	350	161
Foreign Tax Credit (4)	44	—
Alternative Minimum Credit (5)	6	6
Total	$3,105	$1,584

(1) Unlimited carryforward
(2) Begins to expire in 2026 with annual limitation of approximately $21 million.
(3) For the year ended December 31, 2022, includes $127 million with expiration of 0-20 years, and with $223 million unlimited carryforward.
(4) 10 year carryforward
(5) Subject to Section 383 limitations.